Guarantor Financial Information - Condensed Consolidating Statements of Cash Flows (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$ (38.2)	$ (43.7)	$ 106.0	$ 120.9	$ 125.3
INVESTING ACTIVITIES
Capital expenditures	(4.3)	(8.5)	(26.2)	(27.1)	(28.8)
Purchase of investment	(3.4)	0.0	(3.5)	(10.0)	0.0
Acquisition of business, net of cash acquired			0.0	0.0	(6.0)
Other investing activities	0.2	2.4	0.4	0.0	0.0
Proceeds from sales of other assets			0.0	0.0	5.3
Net cash (used in) provided by investing activities	(7.5)	(6.1)	(29.3)	(37.1)	(29.5)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt			348.2	0.0	0.0
Revolving facility borrowings	57.0	0.0
Payments on long-term debt			(50.0)	0.0	0.0
Payments on revolving facility borrowings	(37.0)	0.0
Net change in short-term debt	0.0	6.9	(8.8)	(24.0)	(12.8)
Debt issuance costs	(1.5)	0.0	(9.3)	0.0	0.0
Payments on note payable with an RRD affiliate			0.0	(14.8)	(14.7)
Net transfers to Parent and affiliates			(340.1)	(56.0)	(62.9)
Net transfers related to the Separation	3.1	0.0
Other financing activities	0.0	0.2
Net transfers from Parent and affiliates	0.0	39.7
Net cash provided by (used in) financing activities	21.6	46.8	(60.0)	(94.8)	(90.4)
Effect of exchange rate on cash and cash equivalents	0.2	2.9	4.4	(2.5)	2.0
Net (decrease) increase in cash and cash equivalents	(23.9)	(0.1)	21.1	(13.5)	7.4
Cash and cash equivalents at beginning of year	36.2	15.1	15.1	28.6	21.2
Cash and cash equivalents at end of period	12.3	15.0	36.2	15.1	28.6
Supplemental non-cash disclosure:
Debt exchange with RR Donnelley, including $5.5 million of debt issuance costs			300.0	0.0	0.0
Settlement of intercompany note payable			29.6	0.0	0.0
Accrued debt issuance costs			1.5	0.0	0.0
Eliminations
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	(14.8)	0.0	(2.4)	0.0	0.0
INVESTING ACTIVITIES
Capital expenditures	0.0	0.0	0.0	0.0	0.0
Purchase of investment	0.0		0.0	0.0
Acquisition of business, net of cash acquired					0.0
Other investing activities	0.0	0.0	0.0
Proceeds from sales of other assets					0.0
Net cash (used in) provided by investing activities	0.0	0.0	0.0		0.0
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt			0.0
Revolving facility borrowings	0.0
Payments on long-term debt			0.0
Payments on revolving facility borrowings	0.0
Net change in short-term debt		0.0	0.0	0.0	0.0
Debt issuance costs	0.0		0.0
Payments on note payable with an RRD affiliate				0.0	0.0
Intercompany note payable (receivable)	0.0
Net transfers to Parent and affiliates			0.0	0.0	0.0
Net transfers related to the Separation	0.0
Other financing activities		0.0
Net transfers from Parent and affiliates		0.0
Net cash provided by (used in) financing activities	0.0	0.0	0.0	0.0	0.0
Effect of exchange rate on cash and cash equivalents	0.0	0.0	0.0	0.0	0.0
Net (decrease) increase in cash and cash equivalents	(14.8)	0.0	(2.4)	0.0	0.0
Cash and cash equivalents at beginning of year	(2.4)	0.0	0.0	0.0	0.0
Cash and cash equivalents at end of period	(17.2)	0.0	(2.4)	0.0	0.0
Supplemental non-cash disclosure:
Debt exchange with RR Donnelley, including $5.5 million of debt issuance costs			0.0
Settlement of intercompany note payable			0.0
Accrued debt issuance costs			0.0
Parent
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	(27.3)	0.0	(1.2)	0.0	0.0
INVESTING ACTIVITIES
Capital expenditures	0.0	0.0	0.0	0.0	0.0
Purchase of investment	0.0		0.0	0.0
Acquisition of business, net of cash acquired					0.0
Other investing activities	0.0	0.0	0.0
Proceeds from sales of other assets					0.0
Net cash (used in) provided by investing activities	0.0	0.0	0.0	0.0	0.0
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt			348.2
Revolving facility borrowings	57.0
Payments on long-term debt			(50.0)
Payments on revolving facility borrowings	(37.0)
Net change in short-term debt		0.0	0.0	0.0	0.0
Debt issuance costs	(1.5)		(9.3)
Payments on note payable with an RRD affiliate				0.0	0.0
Intercompany note payable (receivable)	5.7
Net transfers to Parent and affiliates			(287.7)	0.0	0.0
Net transfers related to the Separation	3.1
Other financing activities		0.0
Net transfers from Parent and affiliates		0.0
Net cash provided by (used in) financing activities	27.3	0.0	1.2	0.0	0.0
Effect of exchange rate on cash and cash equivalents	0.0	0.0	0.0	0.0	0.0
Net (decrease) increase in cash and cash equivalents	0.0	0.0	0.0	0.0	0.0
Cash and cash equivalents at beginning of year	0.0	0.0	0.0	0.0	0.0
Cash and cash equivalents at end of period	0.0	0.0	0.0	0.0	0.0
Supplemental non-cash disclosure:
Debt exchange with RR Donnelley, including $5.5 million of debt issuance costs			300.0
Settlement of intercompany note payable			0.0
Accrued debt issuance costs			1.5
Guarantor Subsidiaries
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	4.5	(41.0)	103.2	106.7	108.0
INVESTING ACTIVITIES
Capital expenditures	(3.9)	(8.2)	(23.6)	(25.9)	(27.3)
Purchase of investment	(3.4)		(3.5)	(10.0)
Acquisition of business, net of cash acquired					0.0
Other investing activities	0.2	2.0	0.0
Proceeds from sales of other assets					5.3
Net cash (used in) provided by investing activities	(7.1)	(6.2)	(27.1)	(35.9)	(22.0)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt			0.0
Revolving facility borrowings	0.0
Payments on long-term debt			0.0
Payments on revolving facility borrowings	0.0
Net change in short-term debt		0.0	0.0	0.0	0.0
Debt issuance costs	0.0		0.0
Payments on note payable with an RRD affiliate				(14.6)	(14.7)
Intercompany note payable (receivable)	0.0
Net transfers to Parent and affiliates			(54.4)	(56.2)	(71.9)
Net transfers related to the Separation	0.0
Other financing activities		0.2
Net transfers from Parent and affiliates		47.1
Net cash provided by (used in) financing activities	0.0	47.3	(54.4)	(70.8)	(86.6)
Effect of exchange rate on cash and cash equivalents	0.0	0.0	0.0	0.0	0.0
Net (decrease) increase in cash and cash equivalents	(2.6)	0.1	21.7	0.0	(0.6)
Cash and cash equivalents at beginning of year	21.8	0.1	0.1	0.1	0.7
Cash and cash equivalents at end of period	19.2	0.2	21.8	0.1	0.1
Supplemental non-cash disclosure:
Debt exchange with RR Donnelley, including $5.5 million of debt issuance costs			0.0
Settlement of intercompany note payable			29.6
Accrued debt issuance costs			0.0
Non-guarantor Subsidiaries
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	(0.6)	(2.7)	6.4	14.2	17.3
INVESTING ACTIVITIES
Capital expenditures	(0.4)	(0.3)	(2.6)	(1.2)	(1.5)
Purchase of investment	0.0		0.0	0.0
Acquisition of business, net of cash acquired					(6.0)
Other investing activities	0.0	0.4	0.4
Proceeds from sales of other assets					0.0
Net cash (used in) provided by investing activities	(0.4)	0.1	(2.2)	(1.2)	(7.5)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt			0.0
Revolving facility borrowings	0.0
Payments on long-term debt			0.0
Payments on revolving facility borrowings	0.0
Net change in short-term debt		6.9	(8.8)	(24.0)	(12.8)
Debt issuance costs	0.0		0.0
Payments on note payable with an RRD affiliate				(0.2)	0.0
Intercompany note payable (receivable)	(5.7)
Net transfers to Parent and affiliates			2.0	0.2	9.0
Net transfers related to the Separation	0.0
Other financing activities		0.0
Net transfers from Parent and affiliates		(7.4)
Net cash provided by (used in) financing activities	(5.7)	(0.5)	(6.8)	(24.0)	(3.8)
Effect of exchange rate on cash and cash equivalents	0.2	2.9	4.4	(2.5)	2.0
Net (decrease) increase in cash and cash equivalents	(6.5)	(0.2)	1.8	(13.5)	8.0
Cash and cash equivalents at beginning of year	16.8	15.0	15.0	28.5	20.5
Cash and cash equivalents at end of period	$ 10.3	$ 14.8	16.8	$ 15.0	$ 28.5
Supplemental non-cash disclosure:
Debt exchange with RR Donnelley, including $5.5 million of debt issuance costs			0.0
Settlement of intercompany note payable			0.0
Accrued debt issuance costs			$ 0.0